Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 144,128	$ 270,883
Amounts representing interest and deferred finance fees	(16,149)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	127,979	226,455
Current portion of finance lease obligations	84,696	21,783
Current portion of deferred finance fees	(843)	(699)
Non-current portion of finance lease obligations	44,842	207,592
Non-current portion of deferred finance fees	(716)	(2,221)
Total finance lease obligations, net of deferred finance fees	127,979	226,455
Japanese Leases No.1 and 2
Lessee, Lease, Description [Line Items]
Finance lease obligations		21,677
Japanese Lease No.3
Lessee, Lease, Description [Line Items]
Finance lease obligations		10,747
Japanese Lease No.4
Lessee, Lease, Description [Line Items]
Finance lease obligations	16,055	19,942
CMBFL Leases No.1 to 4
Lessee, Lease, Description [Line Items]
Finance lease obligations	28,313	65,187
Ocean Yield ASA
Lessee, Lease, Description [Line Items]
Finance lease obligations	38,393	50,320
China Huarong Leases
Lessee, Lease, Description [Line Items]
Finance lease obligations		37,385
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 61,367	$ 65,625